Annual Total Returns - FidelitySAISustainableLowDurationIncomeFund-PRO - FidelitySAISustainableLowDurationIncomeFund-PRO - Fidelity SAI Sustainable Low Duration Income Fund - Fidelity SAI Sustainable Low Duration Income Fund
Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 13, 2022
Annual Return 2023	5.36%